SEGMENT REPORTING	3 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
SEGMENT REPORTING
12.	SEGMENT REPORTING

The Company follows ASC 280, Segment Reporting. The Group’s chief operating decision maker reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Group. After the Company’s acquisition of Q CELLS on February 6, 2015, Hanwha SolarOne and Q CELLS are identified as the Group’s two reportable segments.

The Group’s chief operating decision maker evaluates performance based on each reporting segment’s net revenue, operating costs and expenses, and operating income. Net revenue, operating costs and expenses, operating income, and total assets by the segment for the three months ended March 31, 2015 were as follows:

In millions of US$ Net sales	Hanwha SolarOne	Q CELLS	Total segments	Eliminations	Consolidated
External customers	184.6	148.9	333.5	—	333.5
Inter-segment	4.9	11.1	16.0	(16.0)	—

Total net sales	189.5	160.0	349.5	(16.0)	333.5

Total cost of goods sold and operating expenses	186.8	180.0	366.8	(16.0)	350.8

Segment profit (loss)	6.3	(26.7)	(20.4)	—	(20.4)

Total assets	1,439.0	833.7	2,272.7	(49.5)	2,223.2